UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2012
                                               --------------

Check here if Amendment [  ]; Amendment Number:
     This Amendment (Check only one):  /_/ is a restatement.
                                       /_/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     ULYS, L.L.C.
Address:  750 Lexington Avenue, 30th Floor
          New York, NY 10022

Form 13F File Number:  028-14595

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.*

Person Signing this Report on Behalf of Reporting Manager:

Name:   Raymond Debbane
Title:  Sole Member
Phone:  (212) 371-1717

Signature, Place and Date of Signing:

/s/ Raymond Debbane            New York, NY              May 15, 2012
-------------------            ------------              ------------
[Signature]                    [City, State]             [Date]


* The Reporting Manager does not have formal investment discretion with respect to all of the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the managers identified in the column captioned "Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager exercises investment discretion or is a member of such a group with respect to such securities. Reference is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any Other Included Manager and related entities.

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/_/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/_/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  73

Form 13F Information Table Value Total:  $1,329,648 (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number    Name
---         --------------------    ----

1.          028-11522               Invus Public Equities Advisors, LLC
2.          028-14596               Invus Advisors, L.L.C.

                                  ULYS, L.L.C.
                           FORM 13F INFORMATION TABLE
                          QUARTER ENDED MARCH 31, 2012

                             TITLE OF                    VALUE    SHRS OR   SH/            INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER               CLASS          CUSIP      (X $1000)  PRN AMT   PRN  PUT/CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
-------------                --------       -----      ---------  -------   ---  --------  ----------  --------  ----  ------  ----
ACORDA THERAPEUTICS INC      COM            00484M106   34,515   1,300,000   SH            DEFINED     1      1,300,000
AFFYMETRIX INC               COM            00826T108   10,675   2,500,000   SH            DEFINED     1      2,500,000
AFFYMETRIX INC               COM            00826T108    2,135     500,000   SH  CALL      DEFINED     1        500,000
AGENUS INC                   COM NEW        00847G705    2,705     410,131   SH            DEFINED     1        410,131
AMARIN CORP PLC              SPONS ADR NEW  023111206    9,905     875,000   SH            DEFINED     1        875,000
ARCH COAL INC                COM            039380100    6,426     600,000   SH  CALL      DEFINED     1        600,000
ARCOS DORADOS HOLDINGS INC   SHS CLASS -A   G0457F107    9,045     500,000   SH            DEFINED     1        500,000
ARRAY BIOPHARMA INC          COM            04269X105    6,810   2,000,000   SH            DEFINED     1      2,000,000
ARRIS GROUP INC              COM            04269Q100    2,825     250,000   SH            DEFINED     1        250,000
AUXILIUM PHARMACEUTICALS INC COM            05334D107   39,922   2,149,800   SH            DEFINED     1      2,149,800
AUXILIUM PHARMACEUTICALS INC COM            05334D107    9,285     500,000   SH  CALL      DEFINED     1        500,000
AVANIR PHARMACEUTICALS INC   CL A NEW       05348P401   12,483   3,650,000   SH            DEFINED     1      3,650,000
BANK OF AMERICA CORPORATION  COM            060505104    9,570   1,000,000   SH  CALL      DEFINED     1      1,000,000
BEAZER HOMES USA INC         COM            07556Q105    1,625     500,000   SH            DEFINED     1        500,000
BIODEL INC                   COM            09064M105      686   1,162,962   SH            DEFINED     1      1,162,962
BIOMARIN PHARMACEUTICAL INC  COM            09061G101    7,878     230,000   SH            DEFINED     1        230,000
BRF-BRASIL FOODS S A         SPONSORED ADR  10552T107    4,002     200,000   SH            DEFINED     1        200,000
BRISTOL MYERS SQUIBB CO      COM            110122108    6,750     200,000   SH  CALL      DEFINED     1        200,000
C&J ENERGY SVCS INC          COM            12467B304    4,003     225,000   SH            DEFINED     1        225,000
CAPITAL ONE FINL CORP        COM            14040H105   22,296     400,000   SH  CALL      DEFINED     1        400,000
CEMENTOS PACASMAYO S A A     SPON ADR REP 5 15126Q109    4,866     425,000   SH            DEFINED     1        425,000
CISCO SYS INC                COM            17275R102   10,575     500,000   SH  CALL      DEFINED     1        500,000
CITIGROUP INC                COM NEW        172967424    7,310     200,000   SH  CALL      DEFINED     1        200,000
CITIGROUP INC                UNIT
                              99/99/9999    172967416    4,452      43,000   SH            DEFINED     1         43,000
CREDIT SUISSE GROUP          SPONSORED ADR  225401108   15,681     550,000   SH  CALL      DEFINED     1        550,000
DECKERS OUTDOOR CORP         COM            243537107    4,729      75,000   SH            DEFINED     1         75,000
EHEALTH INC                  COM            28238P109      579      35,481   SH            SOLE                  35,481
EXPRESS SCRIPTS INC          COM            302182100   21,672     400,000   SH            DEFINED     1        400,000
EXPRESS SCRIPTS INC          COM            302182100   16,254     300,000   SH  CALL      DEFINED     1        300,000

                             TITLE OF                    VALUE    SHRS OR   SH/            INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER               CLASS          CUSIP      (X $1000)  PRN AMT   PRN  PUT/CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
-------------                --------       -----      ---------  -------   ---  --------  ----------  --------  ----  ------  ----
FLUIDIGM CORP DEL            COM            34385P108    4,922     312,899   SH            DEFINED     2        312,899
FORD MTR CO DEL              COM PAR $0.01  345370860   12,475   1,000,000   SH            DEFINED     1      1,000,000
FREEPORT-MCMORAN COPPER & GO COM            35671D857   11,412     300,000   SH  CALL      DEFINED     1        300,000
FURIEX PHARMACEUTICALS INC   COM            36106P101   16,423     695,000   SH            DEFINED     1        695,000
GOLDMAN SACHS GROUP INC      COM            38141G104   24,874     200,000   SH  CALL      DEFINED     1        200,000
GOOGLE INC                   CL A           38259P508   16,031      25,000   SH            DEFINED     1         25,000
GOOGLE INC                   CL A           38259P508    6,412      10,000   SH  CALL      DEFINED     1         10,000
HCA HOLDINGS INC             COM            40412C101   16,081     650,000   SH            DEFINED     1        650,000
IMMUNOGEN INC                COM            45253H101    7,915     550,000   SH            DEFINED     1        550,000
IRONWOOD PHARMACEUTICALS INC COM CL A       46333X108    2,887     216,879   SH            DEFINED     2        216,879
ITAU UNIBANCO HLDG SA        SPON ADR REP
                             PFD            465562106    5,757     300,000   SH            DEFINED     1        300,000
IVANHOE MINES LTD            COM            46579N103   10,939     695,000   SH            DEFINED     1        695,000
LAMAR ADVERTISING CO         CL A           512815101   11,344     350,000   SH            DEFINED     1        350,000
LEXICON PHARMACEUTICALS INC  COM            528872104   10,329   5,553,292   SH            DEFINED     1      5,553,292
LEXICON PHARMACEUTICALS INC  COM            528872104  455,363 244,818,843   SH            DEFINED     2    244,818,843
LEXICON PHARMACEUTICALS INC  COM            528872104   55,396  29,782,609   SH            SOLE              29,782,609
LILLY ELI & CO               COM            532457108   16,106     400,000   SH  CALL      DEFINED     1        400,000
MAIDENFORM BRANDS INC        COM            560305104    3,377     150,000   SH            DEFINED     1        150,000
MERITOR INC                  COM            59001K100   14,123   1,750,000   SH            DEFINED     1      1,750,000
METLIFE INC                  COM            59156R108   35,483     950,000   SH            DEFINED     1        950,000
METLIFE INC                  COM            59156R108    9,338     250,000   SH  CALL      DEFINED     1        250,000
MICROVISION INC              *W EXP
                             07/23/201     594960163        63     360,515   SH            DEFINED     1        360,515
MORGAN STANLEY               COM NEW       617446448     4,910     250,000   SH            DEFINED     1        250,000
MORGAN STANLEY               COM NEW       617446448    51,064   2,600,000   SH  CALL      DEFINED     1      2,600,000
MSCI EMERG MKT               COM           464287234    85,900   2,000,000   SH  PUT       DEFINED     1      2,000,000
NEKTAR THERAPEUTICS          COM           640268108    34,848   4,400,000   SH            DEFINED     1      4,400,000
NEKTAR THERAPEUTICS          COM           640268108     3,960     500,000   SH  CALL      DEFINED     1        500,000
ONYX PHARMACEUTICALS INC     COM           683399109    24,492     650,000   SH            DEFINED     1        650,000
ONYX PHARMACEUTICALS INC     COM           683399109    11,304     300,000   SH  CALL      DEFINED     1        300,000
PACIFIC BIOSCIENCE CALIF IN  COM           69404D108       684     200,000   SH            DEFINED     1        200,000
PFIZER INC                   COM           717081103     6,794     300,000   SH  CALL      DEFINED     1        300,000
POTASH CORP SASK INC         COM           73755L107    11,423     250,000   SH            DEFINED     1        250,000
POTASH CORP SASK INC         COM           73755L107     4,569     100,000   SH  CALL      DEFINED     1        100,000
QUALCOMM INC                 COM           747525103     6,806     100,000   SH  CALL      DEFINED     1        100,000
RANGE RES CORP               COM           75281A109     5,814     100,000   SH            DEFINED     1        100,000
RESEARCH IN MOTION LTD       COM           760975102     2,940     200,000   SH            DEFINED     1        200,000
SCHLUMBERGER LTD             COM           806857108     6,993     100,000   SH            DEFINED     1        100,000
SCHLUMBERGER LTD             COM           806857108     9,441     135,000   SH  CALL      DEFINED     1        135,000
SMART TECHNOLOGIES INC       CL A SUB
                             VTG S         83172R108     3,262   1,098,369   SH            DEFINED     1      1,098,369
TEMPUR PEDIC INTL INC        COM           88023U101     1,689      20,000   SH            DEFINED     1         20,000
THRESHOLD PHARMACEUTICAL INC COM NEW       885807206       880     100,000   SH            DEFINED     1        100,000
U S SILICA HLDGS INC         COM           90346E103     5,235     250,000   SH            DEFINED     1        250,000
YPF SOCIEDAD ANONIMA         SPON ADR CL D 984245100     7,097     249,800   SH            DEFINED     1        249,800
YPF SOCIEDAD ANONIMA         SPON ADR CL D 984245100     2,841     100,000   SH  CALL      DEFINED     1        100,000
